Share-based Compensation - Summary of Stock Option Awards Outstanding (Details) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares
Number of Options - Beginning balance	13,165		2,950		2,950
Number of Options - Cancelled			(2,950)
Number of Options - Granted	0		13,266		0
Number of Options - Forfeited	(844)		(101)
Number of Options - Ending balance	12,321		13,165		2,950
Weighted average exercise price, Beginning balance | $ / shares		$ 0.0001		$ 0.001		$ 0.001
Weighted average exercise price, Cancelled | $ / shares				0.01
Weighted average exercise price, Granted | $ / shares				0.0001
Weighted average exercise price, Forfeited | $ / shares		0.0001		0.0001
Weighted average exercise price, Ending balance | $ / shares		$ 0.0001		$ 0.0001		$ 0.001
Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 9 months		3 years 9 months
Aggregated intrinsic value, Beginning balance | ¥	¥ 20,514		¥ 3,031		¥ 735
Aggregated intrinsic value, Ending balance | ¥	¥ 43,011		¥ 20,514		¥ 3,031
Employee [Member]
Number of Options - Beginning balance	12,665		2,950		2,950
Number of Options - Cancelled			(2,950)
Number of Options - Granted			12,766
Number of Options - Forfeited	(844)		(101)
Number of Options - Ending balance	11,821		12,665		2,950
Consultants [Member]
Number of Options - Beginning balance	500
Number of Options - Granted			500
Number of Options - Ending balance	500		500